STOCKHOLDERS' DEFICIT - Warrants (Details) - CONCORD ACQUISITION CORP III		12 Months Ended
	Nov. 02, 2023 USD ($) shares	Dec. 31, 2023 D $ / shares shares	Nov. 08, 2021 $ / shares
STOCKHOLDERS' DEFICIT
Purchase price, per unit		$ 10.20	$ 10.00
Sponsor Earnout Shares
STOCKHOLDERS' DEFICIT
Number of shares to be private placement warrants issued at closing | shares	2,820,000	2,820,000
Gain on Warrants | $	$ 169,200
Class A common stock
STOCKHOLDERS' DEFICIT
Number of shares issuable per warrant | shares		1
Warrants
STOCKHOLDERS' DEFICIT
Threshold trading days for redemption of public warrants		20 days
Period of time within which registration statement is expected to become effective		60 days
Warrants | Class A common stock
STOCKHOLDERS' DEFICIT
Purchase price, per unit		$ 11.50
Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00
STOCKHOLDERS' DEFICIT
Threshold trading days for redemption of public warrants		20 days
Stock price trigger for redemption of public warrants		$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption period		30 days
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
STOCKHOLDERS' DEFICIT
Stock price trigger for redemption of public warrants		$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Redemption period		30 days
Warrant redemption condition minimum share price		$ 10.00
Number of trading days on which fair market value of shares is reported | D		30
Warrant exercise price adjustment multiple		0.361